FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04985
                                   ---------

                         TEMPLETON EMERGING MARKETS FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




TEMPLETON EMERGING MARKETS FUND

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ................................................   2

Notes to Statement of Investments .......................................   7

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series


                                          Quarterly Statement of Investments | 1

TEMPLETON EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 93.2%
   ARGENTINA .3%
   Tenaris SA, ADR ..................................           Energy Equipment & Services               17,395         $   877,752
                                                                                                                         -----------
   AUSTRIA 2.9%
   Bank Austria Creditanstalt .......................                 Commercial Banks                    56,161           4,776,991
   OMV AG ...........................................                    Oil & Gas                        11,398           3,006,211
                                                                                                                         -----------
                                                                                                                           7,783,202
                                                                                                                         -----------
   BELGIUM 1.9%
   Inbev ............................................                    Beverages                       144,250           5,295,161
                                                                                                                         -----------
   BRAZIL 2.1%
   Centrais Eletricas Brasileiras SA (Taxable) ......                Electric Utilities               67,922,000           1,098,738
   Centrais Eletricas Brasileiras SA (Non-Taxable) ..                Electric Utilities               17,487,000             282,878
   Embraer-Empresa Brasileira De Aeronautica SA .....                Aerospace & Defense                 312,066           1,589,012
   Souza Cruz SA ....................................                     Tobacco                        170,686           2,177,502
   Unibanco Uniao de Bancos Brasileiros SA, GDR .....                 Commercial Banks                    16,600             464,302
                                                                                                                         -----------
                                                                                                                           5,612,432
                                                                                                                         -----------
   CHINA 10.8%
   Aluminum Corp. of China Ltd., H ..................                 Metals & Mining                  2,520,000           1,620,433
   Anhui Conch Cement Co. Ltd. ......................              Construction Materials                960,000           1,154,366
   Beijing Enterprises Holdings Ltd. ................             Industrial Conglomerates               607,711             734,658
   China Mobile (Hong Kong) Ltd. ....................       Wireless Telecommunication Services        2,187,500           7,159,725
   China Petroleum & Chemical Corp., H ..............                    Oil & Gas                     3,166,000           1,353,827
   China Resources Enterprise Ltd. ..................                   Distributors                   1,974,000           2,894,093
   China Travel International Investment
     Hong Kong Ltd. .................................           Hotels Restaurants & Leisure           5,642,000           1,705,146
   China Unicom Ltd. ................................       Wireless Telecommunication Services          552,000             425,942
   Citic Pacific Ltd. ...............................             Industrial Conglomerates               757,192           2,147,213
   Denway Motors Ltd. ...............................                   Automobiles                    3,192,730           1,149,690
   Huadian Power International Corp. Ltd., H ........                Electric Utilities                2,902,000             998,347
   Lenovo Group Ltd., H .............................             Computers & Peripherals              7,792,000           2,705,660
   PetroChina Co. Ltd., H ...........................                    Oil & Gas                     3,812,000           2,144,823
   Shanghai Industrial Holdings Ltd. ................             Industrial Conglomerates               895,000           1,807,104
(a)TCL Communication Technology Holdings ............             Communications Equipment               212,715              19,423
   TCL International Holdings Inc. ..................                Household Durables                1,620,000             453,143
   Travelsky Technology Ltd., H .....................                   IT Services                    1,248,000             979,050
                                                                                                                         -----------
                                                                                                                          29,452,643
                                                                                                                         -----------
   CROATIA .6%
   Pliva D D, GDR, Reg S ............................                 Pharmaceuticals                    124,000           1,630,600
                                                                                                                         -----------
   CZECH REPUBLIC .4%
   Cesky Telecom AS .................................      Diversified Telecommunication Services         70,850           1,058,301
                                                                                                                         -----------
   GREECE 1.2%
   Hellenic Telecommunications
     Organization SA (OTE) ..........................      Diversified Telecommunication Services         58,340             958,351
   Titan Cement Co. .................................              Construction Materials                 81,620           2,262,823
                                                                                                                         -----------
                                                                                                                           3,221,174
                                                                                                                         -----------


2 | Quarterly Statement of Investments

TEMPLETON EMERGING MARKETS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG 3.2%
   Cheung Kong Holdings Ltd. ........................                    Real Estate                       458,000       $ 4,417,609
   Cheung Kong Infrastructure Holdings Ltd. .........                 Electric Utilities                   284,000           816,312
   Guoco Group Ltd. .................................           Diversified Financial Services             131,000         1,166,679
   Henderson Investment Ltd. ........................                    Real Estate                       870,000         1,297,890
   MTR Corp. Ltd. ...................................                    Road & Rail                       712,562         1,136,331
                                                                                                                         -----------
                                                                                                                           8,834,821
                                                                                                                         -----------
   HUNGARY 3.5%
   Egis RT ..........................................                  Pharmaceuticals                      11,490           665,240
   Gedeon Richter Ltd. ..............................                  Pharmaceuticals                      13,339         1,642,023
   Matav RT .........................................       Diversified Telecommunication Services         420,639         1,786,709
   MOL Magyar Olaj-Es Gazipari RT ...................                     Oil & Gas                         79,980         5,387,971
                                                                                                                         -----------
                                                                                                                           9,481,943
                                                                                                                         -----------
   INDIA 3.2%
   Gail (India) Ltd. ................................                   Gas Utilities                      331,410         1,617,207
   Hindustan Lever Ltd. .............................                 Household Products                   827,600         2,688,305
   Hindustan Petroleum Corp. Ltd. ...................                     Oil & Gas                        355,323         2,704,447
   Tata Motors Ltd. .................................                    Automobiles                        54,800           594,611
   Tata Tea Ltd. ....................................                   Food Products                      123,115         1,224,510
                                                                                                                         -----------
                                                                                                                           8,829,080
                                                                                                                         -----------
   INDONESIA .1%
   Bk Danamon .......................................                  Commercial Banks                     60,000            29,333
   PT Perusahaan Gas Negara .........................                   Gas Utilities                    1,655,500           257,522
   PT Perusahaan Gas Negara, 144A ...................                   Gas Utilities                      102,500            15,945
                                                                                                                         -----------
                                                                                                                             302,800
                                                                                                                         -----------
   ISRAEL .2%
(a)Check Point Software Technologies Ltd. ..........                      Software                         26,200           621,988
                                                                                                                         -----------
   MALAYSIA 1.7%
   Kuala Lumpur Kepong Bhd. .........................                   Food Products                      150,600           273,458
   Resorts World Bhd. ...............................            Hotels Restaurants & Leisure              790,600         2,007,708
   SIME Darby Bhd. ..................................              Industrial Conglomerates                548,000           872,474
   Tanjong PLC ......................................            Hotels Restaurants & Leisure               84,100           316,481
   YTL Corp. Bhd. ...................................                 Electric Utilities                   419,700           563,282
   YTL Power International Bhd. .....................                  Water Utilities                     964,600           487,377
                                                                                                                         -----------
                                                                                                                           4,520,780
                                                                                                                         -----------
   MEXICO 3.4%
   Fomento Economico Mexicano SA
    de CV Femsa, ADR ................................                     Beverages                         41,350         1,975,703
   Kimberly Clark de Mexico SA de CV, A .............                 Household Products                 1,765,200         5,897,499
   Telefonos de Mexico SA de CV
    (Telmex), L, ADR ................................       Diversified Telecommunication Services          38,012         1,330,800
                                                                                                                         -----------
                                                                                                                           9,204,002
                                                                                                                         -----------
   PHILIPPINES .9%
   San Miguel Corp., B ..............................                     Beverages                      1,771,090         2,332,870
                                                                                                                         -----------


                                          Quarterly Statement of Investments | 3

TEMPLETON EMERGING MARKETS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   POLAND 2.9%
   Polski Koncern Naftowy Orlen SA ..................                     Oil & Gas                        336,542      $  3,994,627
   Telekomunikacja Polska SA ........................       Diversified Telecommunication Services         722,400         3,931,943
                                                                                                                        ------------
                                                                                                                           7,926,570
                                                                                                                        ------------
   RUSSIA .9%
(b)Lukoil Holdings, ADR .............................                     Oil & Gas                         20,499         2,558,275
                                                                                                                        ------------
   SINGAPORE 5.8%
   Comfortdelgro Corp. Ltd. .........................                    Road & Rail                     1,530,000         1,336,000
   Dairy Farm International Holdings Ltd. ...........              Food & Staples Retailing                231,100           603,171
   Fraser & Neave Ltd. ..............................                     Beverages                        489,367         4,362,811
   Keppel Corp. Ltd. ................................              Industrial Conglomerates                885,000         4,350,288
   Singapore Press Holdings Ltd. ....................                       Media                          456,250         1,314,994
   Singapore Technologies Engineering Ltd. ..........                Aerospace & Defense                   676,000           875,108
   Singapore Telecommunications Ltd. ................       Diversified Telecommunication Services       2,000,142         2,894,597
                                                                                                                        ------------
                                                                                                                          15,736,969
                                                                                                                        ------------
   SOUTH AFRICA 11.2%
   Anglo American PLC ...............................                  Metals & Mining                     322,577         7,686,351
   Liberty Group Ltd. ...............................                     Insurance                         25,388           279,541
   Nedcor Ltd. ......................................                  Commercial Banks                    165,130         2,159,119
   Nedcor Ltd., 144A ................................                  Commercial Banks                     26,167           342,141
   Old Mutual PLC ...................................                     Insurance                        833,910         2,090,909
   Remgro Ltd. ......................................           Diversified Financial Services             400,639         6,065,588
   SABMiller PLC ....................................                     Beverages                        453,548         7,490,857
   Sappi Ltd. .......................................              Paper & Forest Products                 123,000         1,666,240
   Sasol Ltd. .......................................                     Oil & Gas                        136,800         2,719,525
                                                                                                                        ------------
                                                                                                                          30,500,271
                                                                                                                        ------------
   SOUTH KOREA 17.2%
   CJ Corp. .........................................                   Food Products                       41,910         2,778,011
   Daewoo Shipbuilding & Marine
     Engineering Co. Ltd. ...........................                     Machinery                        285,860         4,225,875
   Hite Brewery Co. Ltd. ............................                     Beverages                         34,050         2,753,877
   Hyundai Development Co. ..........................             Construction & Engineering               187,690         3,069,989
   Kangwon Land Inc. ................................            Hotels Restaurants & Leisure              314,408         4,168,118
   Kia Motors Corp. .................................                    Automobiles                        91,550           872,279
   Korea Gas Corp. ..................................                   Gas Utilities                       43,680         1,435,170
   LG Chem Ltd. .....................................                     Chemicals                         67,290         2,791,717
   LG Electronics Inc. ..............................                 Household Durables                    48,660         2,937,700
   LG Household & Health Care Ltd. ..................                 Household Products                    41,230         1,065,649
   LG International Corp. ...........................          Trading Companies & Distributors             94,560           842,337
   LG Petrochemical Co. Ltd. ........................                     Chemicals                         39,420           986,910
   POSCO ............................................                  Metals & Mining                      13,290         2,478,011
   Samsung Electronics Co. Ltd. .....................      Semiconductors & Semiconductor Equipment         19,340         8,014,526
   Samsung Fine Chemicals Co. Ltd. ..................                     Chemicals                        103,070         1,818,593
   Samsung Heavy Industries Co. Ltd. ................                     Machinery                        681,820         3,843,163
   SK Corp. .........................................                     Oil & Gas                         13,590           856,747
   SK Telecom Co. Ltd. ..............................        Wireless Telecommunication Services            11,150         2,105,579
                                                                                                                        ------------
                                                                                                                          47,044,251
                                                                                                                        ------------


4 | Quarterly Statement of Investments

TEMPLETON EMERGING MARKETS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWEDEN .3%
(a)Oriflame Cosmetics, IDR ........................                 Personal Products                       40,180      $    852,158
                                                                                                                        ------------
   TAIWAN 12.8%
   Acer Inc. ......................................              Computers & Peripherals                 1,438,134         2,196,715
   Chunghwa Telecom Co. Ltd. ......................       Diversified Telecommunication Services         1,232,000         2,447,935
   D-Link Corp. ...................................              Communications Equipment                1,885,224         2,036,815
   Delta Electronics Inc. .........................         Electronic Equipment & Instruments           2,198,229         3,412,339
   Elan Microelectronics Corp. ....................      Semiconductors & Semiconductor Equipment        1,315,927           719,041
   Kinpo Electronics Inc. .........................                 Office Electronics                     728,680           312,195
   Lite-on Technology Corp. .......................              Computers & Peripherals                 2,119,900         2,152,149
   Media Tek Inc. .................................      Semiconductors & Semiconductor Equipment          267,000         1,715,896
   Mega Financial Holdings Co. Ltd. ...............                  Commercial Banks                    3,436,661         2,240,605
   Premier Image Technology Corp. .................            Leisure Equipment & Products                455,000           351,739
   President Chain Store Corp. ....................              Food & Staples Retailing                  597,188           889,942
   Siliconware Precision Industries Co. Ltd. ......      Semiconductors & Semiconductor Equipment        1,460,000         1,119,590
   Sunplus Technology Co. Ltd. ....................      Semiconductors & Semiconductor Equipment        1,627,530         2,273,792
   Synnex Technology International Corp. ..........         Electronic Equipment & Instruments             268,200           395,514
   Taiwan Cellular Corp. ..........................        Wireless Telecommunication Services           4,773,372         5,112,739
   Taiwan Semiconductor Manufacturing Co. .........      Semiconductors & Semiconductor Equipment        2,061,000         3,026,554
   UNI-President Enterprises Corp. ................                   Food Products                      5,266,350         2,599,657
(a)Yuanta Core Pacific Securities Co. .............                  Capital Markets                     2,556,960         2,024,293
                                                                                                                        ------------
                                                                                                                          35,027,510
                                                                                                                        ------------
   THAILAND 1.1%
   BEC World Public Co. Ltd., fgn. ................                       Media                          1,268,400           492,364
(a)Kasikornbank Public Co. Ltd., fgn. .............                  Commercial Banks                      374,200           545,896
   Land and House Public Co. Ltd., fgn. ...........                 Household Durables                     799,900           223,237
   Shin Corp. Public Co. Ltd., fgn. ...............        Wireless Telecommunication Services             268,300           258,668
   Siam Cement Public Co. Ltd., fgn. ..............               Construction Materials                    37,800           241,675
   Thai Airways International Public Co. Ltd., fgn.                       Airlines                          50,000            61,208
(a)Thai Military Bank Public Co. Ltd., fgn. .......                  Commercial Banks                   11,571,500         1,144,966
(a)True Corp. PLC, rts., 3/28/08 ..................       Diversified Telecommunication Services           246,818                --
                                                                                                                        ------------
                                                                                                                           2,968,014
                                                                                                                        ------------
   TURKEY 3.0%
(a)Arcelik AS, Br. ................................                 Household Durables                 455,547,650         2,450,377
   Migros Turk T.A.S ..............................              Food & Staples Retailing              344,485,000         2,225,976
   Tupras-Turkiye Petrol Rafineleri AS ............                     Oil & Gas                      213,780,000         2,165,429
   Turkiye Is Bankasi AS, C .......................                  Commercial Banks                  264,376,000         1,246,620
                                                                                                                        ------------
                                                                                                                           8,088,402
                                                                                                                        ------------
   UNITED KINGDOM 1.6%
   HSBC Holdings PLC ..............................                  Commercial Banks                      208,883         3,572,854
   Provident Financial PLC ........................                  Consumer Finance                       78,116           917,019
                                                                                                                        ------------
                                                                                                                           4,489,873
                                                                                                                        ------------
   TOTAL COMMON STOCKS (COST $182,277,849) ........                                                                     $254,251,842
                                                                                                                        ------------

                                          Quarterly Statement of Investments | 5

TEMPLETON EMERGING MARKETS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   PREFERRED STOCKS 5.5%
   BRAZIL 5.5%
   Banco Bradesco SA, ADR, pfd. .................................          Commercial Banks              71,909       $   4,682,682
   Cia De Bebidas Das Americas (Ambev), ADR, pfd. ...............              Beverages                203,900           5,252,464
   Cia Vale do Rio Doce, ADR, A, pfd. ...........................           Metals & Mining              79,200           1,642,608
   Petroleo Brasileiro SA, ADR, pfd. ............................              Oil & Gas                 67,343           2,321,987
   Suzano Bahia Sul Papel e cel, pfd., A ........................       Paper & Forest Products          89,882             404,799
   Usinas Siderurgicas De Minas Gerais SA, pfd. .................           Metals & Mining              32,390             654,349
                                                                                                                      -------------
   TOTAL PREFERRED STOCKS (COST $11,560,598) ....................                                                        14,958,889
                                                                                                                      -------------
   SHORT TERM INVESTMENTS 1.3%
   MONEY FUND (COST $3,634,612) 1.3%
(c)Franklin Institutional Fiduciary Trust
     Money Market Portfolio .....................................                                     3,634,612           3,634,612
                                                                                                                      -------------
   TOTAL INVESTMENTS (COST $197,473,059) 100.0% .................                                                       272,845,343
   OTHER ASSETS, LESS LIABILITIES ...............................                                                           (18,244)
                                                                                                                      -------------
   NET ASSETS 100.0% ............................................                                                     $ 272,827,099
                                                                                                                      =============

(a)   Non-income producing.

(b)   See Note 2 regarding other considerations.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the fund's investment manager.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

TEMPLETON EMERGING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Fund (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, diversified investment company.

1. INCOME TAXES

At November 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ....................................          $ 200,829,785
                                                                  -------------
Unrealized appreciation ................................          $  73,678,946
Unrealized depreciation ................................             (1,663,388)
                                                                  -------------
Net unrealized appreciation (depreciation) .............          $  72,015,558
                                                                  =============

2. OTHER CONSIDERATIONS

TAML, as the Fund's Manager, may serve as a member on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. Currently, the Manager serves in one or more of these capacities for Lukoil Holdings. As a result of this involvement, the Manager may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 20, 2005